Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Unrealized translation	$ (6.8)	$ 2.6	$ (14.0)	$ (22.6)	$ 6.9
Cash flow hedges	0.5	2.9	4.3	(5.4)	6.9
Other comprehensive income (loss), before tax	(6.3)	5.5	(10.1)	(28.0)	13.8
Tax effect	(0.2)	(0.5)	(0.7)	(1.7)	(0.3)
Total Other Comprehensive (Loss) Income, Net of Tax	$ (6.5)	$ 5.0	(10.8)	(29.7)	13.5
Defined benefit pension plans			$ (0.4)	$ 0.0	$ 0.0